Note 9 - Leases (Details Textual) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Operating Leases, Income Statement, Sublease Revenue	¥ 54,385	¥ 52,928	¥ 41,002
Proceeds from Sale of Machinery and Equipment	3,197,334	3,635,690
Capital Leased Assets, Noncurrent, Fair Value Disclosure	35,821,498	32,854,630
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Property, Plant, and Equipment Other, Accumulated Depreciation	21,251,673	19,735,367
Capital Leases, Net Investment in Sales Type Leases, Executory Costs	1,515,645	645,166
Due March 2022 [Member]
Minimum Lease Payments, Sale Leaseback Transactions, Total		3,554,784
Due March 2023 [Member]
Minimum Lease Payments, Sale Leaseback Transactions, Total	3,118,075
Backbone Line [Member]
Operating Leases, Rent Expense, Total	3,318,831	3,421,807	3,638,063
Local Access Lines [Member]
Operating Leases, Rent Expense, Total	27,604,950	24,759,611	23,035,615
Other Lease and Rental [Member]
Operating Leases, Rent Expense, Total	¥ 7,613,522	¥ 7,082,157	¥ 6,880,307